Investment income	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Investment income
7 Investment income

	2020	2019	2018
Interest income	5,426	5,835	5,783
Dividend income	1,609	1,571	1,124
Rental income	114	125	129
Total investment income	7,149	7,531	7,035

Interest income accrued on impaired financial assets	70	146	160

Interest income on financial assets that are not carried through Fair value through profit or loss	4,688	4,943	4,811
Lease income is included within rental income. Please refer to note 45 Commitments and Contingencies for future lease payments (lease rights).

Total investment income from:	2020	2019	2018
Shares	1,609	1,571	1,124
Debt securities and money market instruments	3,663	3,959	3,899
Loans	1,710	1,779	1,704
Real estate	114	125	129
Other	53	97	181
Total	7,149	7,531	7,035

Investment income is split into:	2020	2019	2018
Investment income related to general account	5,005	5,291	5,268
Investment income for account of policyholders	2,145	2,240	1,767
Total	7,149	7,531	7,035
Investment income from financial assets held for general account:
Available-for-sale	3,075	3,267	3,180
Loans	1,710	1,779	1,704
Financial assets designated at fair value through profit or loss	130	125	212
Real estate	87	83	82
Derivatives	(7)	39	72
Other	9	(2)	18
Total	5,005	5,291	5,268
Investment income on derivatives for 2020 is negative as the income is more than offset by the expenses resulting from normal trading and the unwind of certain hedging programs.

Aegon N.V [member]
Statement [LineItems]
Investment income	3 Investment income

	2020	2019
Interest income from intercompany loans	16	51
Interest income from derivatives	(6)	(4)
Total	10	47